Summary of Significant Accounting Policies (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Net income	$ (2,092)	$ 238,634	$ 335,550
Less: Income attributable to ordinary shares subject to redemption		(280,292)	(550,362)
Adjusted net loss		$ (41,658)	$ (214,812)
Weighted average shares outstanding, basic and diluted	3,750,000 [1]	5,560,769 [2]	4,864,925 [2]
Basic and diluted net loss per ordinary share	$ 0.00	$ (0.01)	$ (0.04)

[1]	Excludes an aggregate of 562,500 shares held by the initial stockholder that are subject to forfeiture to the extent that the underwriters' over-allotment is not exercised in full (Note 7).
[2]	Excludes an aggregate of up to 16,775,903 shares subject to redemption at September 30, 2017.